EQUITY (Details) - Schedule of movement of retained earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY (Details) - Schedule of movement of retained earnings [Line Items]
Opening balance			ThUS$
Increase (decrease) by new standards			ThUS$
Result for the period			ThUS$
Dividends			ThUS$
Other increase (decreases)			ThUS$
Closing balance			ThUS$
Increase (decrease) by new standards		$ (9,548)	$ (245,645)
Dividends	$ (57,129)	(54,580)	(46,591)
Retained earnings [member]
EQUITY (Details) - Schedule of movement of retained earnings [Line Items]
Opening balance	218,971	(31,464)	366,404
Increase (decrease) by new standards		(9,548)	(460,173)
Result for the period	190,430	309,811	108,896
Dividends	(57,129)	(54,580)	(46,591)
Other increase (decreases)		4,752,000
Closing balance	$ 352,272,000	$ 218,971,000	$ (31,464,000)